Investments in Affiliates - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				9 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2013 Hotel	Dec. 31, 2012 Hotel	Dec. 31, 2011	Sep. 30, 2014 Hotel	Sep. 30, 2014 Equity Investments Exchange [Member] Hotel	Jul. 25, 2014 Equity Investments Exchange [Member]	Dec. 31, 2013 Felcor Hotels, LLC [Member] Hotel	Dec. 31, 2012 Felcor Hotels, LLC [Member]	Dec. 31, 2013 Ashford HHC Partners III, LP [Member] Hotel	Dec. 31, 2012 Ashford HHC Partners III, LP [Member]	Dec. 31, 2013 Domhotel GmbH, Berlin [Member] Hotel	Dec. 31, 2012 Domhotel GmbH, Berlin [Member]	Dec. 31, 2013 Other Equity Method Investments [Member] Hotel
Business Acquisition [Line Items]
Number of hotels owned or leased by unconsolidated joint ventures	30	32		16			13		2		1		14
Equity investments	$ 245	$ 276		$ 157		$ 59	$ 99	$ 104	$ 20	$ 37	$ 38	$ 35
Equity Method Investments As Percent Of Total Assets	1.00%	1.00%
Equity method investment ownership percentage range							10 percent to 50 percent						10 percent to 50 percent
Equity method investment, ownership percentage							50.00%		25.00%		40.00%
Equity Method Investments Disposed							3
Debt of unconsolidated joint ventures	1,100	1,100		900
Unconsolidated affiliates creditor debt	17	20		2
Equity Method Investment, Other than Temporary Impairment		19	141
Cost-method Investments, Other than Temporary Impairment		1
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	119	120
Amortization of Basis Difference Equity Method Investments	$ 3
Number of hotels in JV portfolio					11
Number of hotels to be removed from JV portfolio					6
Number of hotels to be retained and wholly owned					5